Operating Segment and Geographical Information (Details 1) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Segment Reporting Information [Line Items]
Total assets	1,154,821	1,179,142	1,193,729
PRC [Member]
Segment Reporting Information [Line Items]
Total assets	598,889	616,777	723,210
Hong Kong [Member]
Segment Reporting Information [Line Items]
Total assets	478,696	494,033	459,029
Macau [Member]
Segment Reporting Information [Line Items]
Total assets	10,243	39,225	8,348
Thailand [Member]
Segment Reporting Information [Line Items]
Total assets	62,899	27,396	3,142
The United States [Member]
Segment Reporting Information [Line Items]
Total assets	4,094	1,711	0